Accounts Payable	12 Months Ended
Dec. 31, 2014
ACCOUNTS PAYABLE [Abstract]
Accounts Payable
NOTE 8 - ACCOUNTS PAYABLE

Accounts payable as of December 31, 2014 and 2013 consist of the following:

	December 31, 2014	December 31, 2013
Creditors	$ 1,571	$ 1,194
Brokers	1,935	1,681
Insurances	151	171
Professional and legal fees	167	125
Total accounts payable	$ 3,824	$ 3,171